Offerings - Offering: 1	Aug. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	919,280
Proposed Maximum Offering Price per Unit	1.93
Maximum Aggregate Offering Price	$ 1,774,210.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 245.02
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement will also cover any additional shares of common stock, no par value per share, of QumulusAI, Inc. (the "Common Stock") that become issuable under the Global Digital Holdings, Inc. 2022 Option Plan, as amended (the "2022 Plan"), by reason of any stock split, stock dividend, recapitalization or other similar transaction effected without the registrant's receipt of consideration which would increase the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the amount of the registration fee and calculated pursuant to Rule 457(h) under the Securities Act on the basis of the weighted average exercise price of $1.93 per share of the options previously granted under the 2022 Plan. (3) The Registrant does not have any fee offsets.